Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses:
General and administrative expenses	$ 119	$ 268	$ 349
Gain on settlement of accounts payable and other payables			(25)
Interest income	(6)
Total expenses	113	268	324
Loss from operations	(113)	(268)	(324)
Gain on foreign exchange		8	(23)
Gain on revaluation of warrant liability	38	45	78
Loss before income taxes	(75)	(215)	(269)
Income taxes
Net loss and comprehensive loss	$ (75)	$ (215)	$ (269)
Basic and diluted net loss per share attributable to equity holders of the parent (in dollars per share)		$ (0.01)	$ (0.02)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in shares)	17,112,022	17,112,022	15,439,508